Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of contractual obligations
	Payments due by period
	Total	Within one year	Within 1-2 years	Over 2 years
	RMB
Operating lease payment	32,957,093	19,078,380	12,474,763	1,403,950
Bank borrowings	19,800,000	15,400,000	4,400,000	-
Total	52,757,093	34,478,380	16,874,763	1,403,950